Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations

The following table summarizes the Company’s contractual obligations as of June 30, 2021 and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

		Less than 1	1 to 3	4 to 5	More than 5
As of June 30, 2021	Total	Year	Years	Years	Years
Operating lease commitments	$86,640	$6,488	$26,723	$24,604	$28,825
Purchase obligations	40,800	4,800	12,000	12,000	12,000
Total	$127,440	$11,288	$38,723	$36,604	$40,825